OTHER DEPOSIT (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Oct. 12, 2020	Nov. 07, 2019
Company advanced CDN				$ 408,840
Settlement settling the outstanding joint forces deposit			$ 338,000
Gain on settlement			$ 51,023
Interest and principal	8.00%
Balance of the joint forces deposit	$ 100,220	$ 300,814
Current portion of the joint deposit	100,220	199,463
Interest income in relation to the joint forces deposit	$ 19,056	$ 28,939